SCHEDULE 1-RENESOLA LTD CONDENSED FINANCIAL STATEMENTS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	$ (242,515,539)	$ 332,964	$ 168,996,086
Adjustment to reconcile net income(loss) to net cash provided by (used in) operating activities:
Amortization of deferred convertible notes issuance costs and premium	784,456	881,172	332,668
Gain on early extinguishment of debt		(28,349,939)	(5,891)
Share-based compensation	2,221,406	4,359,540	3,934,565
(Gains) losses on derivatives	53,945	15,296,530	(6,268,072)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(4,774,851)	(954,257)	(11,130,425)
Other current liabilities	3,920,605	(13,293,043)	18,933,622
Other long-term liabilities	(983,066)	4,680,589	(138,861)
Net cash provided by (used in) operating activities	(94,731,286)	(22,058,296)	403,170,341
Investing activities:
Net cash used in investing activities	(249,218,537)	(177,466,536)	(151,270,591)
Financing activities:
Share issuance costs refund	8,779
Proceeds from exercise of stock options		148,744	3,144,061
Proceeds from issuance of convertible notes		200,000,000
Cash paid for repurchase of common shares		(1,943,822)
Cash paid for issuance costs		(7,154,772)
Purchase of capped call transaction		(23,840,999)
Cash paid for repurchase of convertible notes		(57,055,127)	(32,715,276)
Net cash (used in) provided by financing activities	59,907,682	273,913,653	(72,813,302)
Effect of exchange rate changes	(1,713,692)	13,948,626	4,807,276
Net increase (decrease) in cash and cash equivalents	(285,755,833)	88,337,447	183,893,724
Cash and cash equivalents, beginning of year	379,039,116	290,701,669	106,807,945
Cash and cash equivalents, end of year	93,283,283	379,039,116	290,701,669
RENESOLA LTD
CONDENSED FINANCIAL STATEMENTS
Net income (loss)	(242,515,539)	332,964	168,996,086
Equity in earnings (losses) of subsidiaries	(228,725,418)	2,506,639	163,845,178
Adjustment to reconcile net income(loss) to net cash provided by (used in) operating activities:
Amortization of deferred convertible notes issuance costs and premium	784,456	881,172	332,668
Gain on early extinguishment of debt		(28,349,939)	(5,891)
Share-based compensation	2,221,406	4,359,540	3,934,566
(Gains) losses on derivatives	2,093,974	20,254,867	(14,248,017)
Changes in assets and liabilities:
Other long-term assets	(305,556)
Prepaid expenses and other current assets	(239,795)	(176,305)	(114,240)
Other current liabilities	367,088	(1,671,890)	1,004,699
Other long-term liabilities		1,610,557	(138,861)
Net cash provided by (used in) operating activities	(8,868,548)	(5,265,673)	(4,084,168)
Investing activities:
Investment in subsidiaries	(12,830,520)	(33,800,000)	(37,200,000)
Loans to subsidiaries			8,842,522
Dividend received from subsidiaries			5,042,201
Net cash received from (paid for) settlement of derivatives	(1,777,265)	(11,370,796)	441,964
Net cash used in investing activities	(14,607,785)	(45,170,796)	(22,873,313)
Financing activities:
Share issuance costs refund	8,779
Proceeds from exercise of stock options		148,744	3,144,061
Proceeds from issuance of convertible notes		200,000,000
Cash paid for repurchase of common shares		(1,943,822)
Cash paid for issuance costs		(7,154,772)
Purchase of capped call transaction		(23,840,999)
Cash paid for repurchase of convertible notes		(57,055,127)	(32,715,276)
Payment of loan from subsidiaries	(2,842,205)	(29,235,437)
Borrowing from subsidiaries			56,740,101
Net cash (used in) provided by financing activities	(2,833,426)	80,918,587	27,168,886
Effect of exchange rate changes			(41,733)
Net increase (decrease) in cash and cash equivalents	(26,309,759)	30,482,118	169,672
Cash and cash equivalents, beginning of year	31,674,461	1,192,343	1,022,671
Cash and cash equivalents, end of year	5,364,702	31,674,461	1,192,343
Supplemental disclosure of cash flow information
Conversion of debt to equity		125,160,333
Capital reduction of ReneSola Singapore	$ 70,820,977